BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Shares		Value
	COMMON STOCK (99.5%)
	BASIC MATERIALS (9.0%)
84,511	Celanese Corp. (Series A)	$10,323,019
75,087	Linde, Plc. (Ireland)	18,426,350
12,092	Sherwin-Williams Co.	8,365,246
	Total Basic Materials	37,114,615

	COMMUNICATIONS (15.3%)
16,294	Alphabet, Inc. (Class C)[1]	29,911,547
5,419	Amazon.com, Inc.[1]	17,374,398
3,829	Booking Holdings, Inc.[1]	7,444,839
176,174	Comcast Corp. (Class A)	8,732,945
	Total Communications	63,463,729

	CONSUMER CYCLICAL (13.5%)
152,402	Copart, Inc.[1]	16,726,119
27,417	Costco Wholesale Corp.	9,662,573
44,862	Dollar General Corp.	8,730,594
92,125	NIKE, Inc. (Class B)	12,306,979
90,136	Starbucks Corp.	8,726,066
	Total Consumer Cyclical	56,152,331

	CONSUMER NON-CYCLICAL (29.5%)
243,367	Alcon, Inc. (Switzerland)[1]	17,451,848
137,064	Baxter International, Inc.	10,530,627
168,287	Brown-Forman Corp. (Class B)	12,061,129
127,428	Colgate-Palmolive Co.	9,939,384
82,817	Diageo, Plc. ADR (United Kingdom)	13,273,081
54,537	FleetCor Technologies, Inc.[1]	13,238,857
165,818	Henry Schein, Inc.[1]	10,919,115
67,664	Nestle S.A. ADR (Switzerland)	7,598,667
18,163	Thermo Fisher Scientific, Inc.	9,257,681
120,547	Zoetis, Inc. (Class A)	18,594,375
	Total Consumer Non-Cyclical	122,864,764

	FINANCIALS (18.9%)
153,241	Arthur J Gallagher & Co.	17,685,544
73	Berkshire Hathaway, Inc. (Class A)[1]	25,119,300
54,991	Mastercard, Inc. (Class A)	17,393,103
116,807	Progressive Corp.	10,184,402
39,159	Visa, Inc. (Class A)	7,567,477
	Total Financials	77,949,826

	INDUSTRIALS (8.1%)
66,978	Allegion, Plc. (Ireland)	7,167,316
206,331	AO Smith Corp.	11,203,773
122,437	Graco, Inc.	8,440,807
63,774	Waste Management, Inc.	7,099,322

	Total Industrials	33,911,218

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Shares			Value
	COMMON STOCK (continued)
	TECHNOLOGY (5.2%)
27,238	KLA Corp.		$7,628,547
231,463	Oracle Corp.		13,987,309
	Total Technology		21,615,856
	Total Common Stock (Cost $354,399,158)		413,072,339

TOTAL INVESTMENTS (Cost $354,399,158)[2]		99.5%	$413,072,339
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.5%	2,193,865
NET ASSETS		100.00%	$415,266,204

__________

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $354,399,158, the aggregate gross unrealized appreciation is $61,135,434 and the aggregate gross unrealized depreciation is $2,462,253, resulting in net unrealized appreciation of $58,673,181.

Abbreviation:

ADR        −   American Depositary Receipt.

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Select Series – Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2021
Common Stock:
Basic Materials	$37,114,615	$–	$–	$37,114,615
Communications	63,463,729	–	–	63,463,729
Consumer Cyclical	56,152,331	–	–	56,152,331
Consumer Non-Cyclical	122,864,764	–	–	122,864,764
Financials	77,949,826	–	–	77,949,826
Industrials	33,911,218	–	–	33,911,218
Technology	21,615,856	–	–	21,615,856
Investments, at value	$413,072,339	$–	$–	$413,072,339

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2021 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1000, Denver, C0 80203.